Loans, borrowings and debentures	12 Months Ended
Dec. 31, 2017
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Loans, borrowings and debentures
17	Loans, borrowings and debentures

	Interest
Description (i)	Index at December 31, 2017	Annual interest	December 31, 2017	December 31, 2016	Maturity
Loan and borrowings
BNDES	URTJLP	8.83%	2,270,055	2,663,073	Jun-29
	Fixed	5.26%	1,281,416	1,233,476	Feb-25
	TJ462	9.89%	485,807	651,371	Oct-20
	Selic	8.82%	221,222	271,745	Oct-20
	Selic	9.00%	66,794	41,650	Jun-23
	TJLP	9.08%	120,573	137,130	Jun-23
	Selic	13.65%	4,075	5,277	Sep-20
	Fixed	3.89%	2,695	3,930	Jan-24
	IPCA	10.74%	2,840	3,453	Nov-21
	URTJLP	8.79%	—	17	Jan-17
EIB	US$	3.88%	127,190	170,848	Jun-20
	US$	2.94%	70,611	89,899	Sep-20
	US$ + LIBOR6M	1.90%	138,778	172,263	May-21
	US$ + LIBOR6M	1.98%	149,386	179,951	Sep-21
Foreign loans	GBP + Libor	3.77%	312,642	218,232	Dec-22
	GBP + Libor	1.98%	157,432	—	Jul-19
NCE	112% of CDI	7.75%	59,858	120,069	Dec-18
	CDI + 3.47%	11.89%	—	80,486	Nov-17
	CDI + 3.50%	10.63%	294,968	294,516	Dec-18
	125% of CDI	8.69%	644,766	552,576	Dec-23
Perpetual Notes	US$	8.25%	1,674,847	1,650,089	—
Resolution 4131	US$	2.66%	68,305	133,957	Nov-19
	US$ + Libor	4.79%	50,868	32,798	Oct-20
	US$	2.40%	415,762	407,306	Mar-18
Senior Notes Due 2018	Fixed	9.50%	168,052	168,163	Mar-18
Senior Notes Due 2023	US$	5.00%	339,665	322,062	Mar-23
Senior Notes Due 2027	US$	7.00%	2,530,443	2,304,384	Jan-27
Senior Notes Due 2024	US$	7.38%	2,570,622	—	Feb-24
Senior Notes Due 2024	Fixed	5.95%	1,664,850	—	Sep-24
FINEP	Fixed	5.00%	93,058	109,233	Nov-22
Trade banks	CDI + 4.91% p.a.	12.14%	98,117	163,815	Jun-19
	Fixed US$	5.45%	95,040	86,140	Dec-21
Working capital	CDI + 2.80% p.a.	9.88%	391,693	390,024	Dec-18
	CDI + 2.95% p.a.	10.04%	286,463	287,168	Dec-18
	CDI + 0.31% p.m.	10.93%	1,117	9,988	Jan-18
	CDI + 0.33% p.m.	11.20%	3,345	—	Mar-18
	120% of CDI	8.32%	21,221	—	May-18
	120% of CDI	8.39%	10,440	—	Jul-18
	120% of CDI	8.38%	20,879	—	Jul-18
Bank overdrafts	125.5% of CDI	8.72%	94	22,605	Mar-18
Prepayment	US$+Libor	3.86%	10,039	55,641	Apr-18
FINIMP	US$+Libor	3.52%	—	40,798	Jun-17

			16,926,028	13,074,133

	Interest
Description(i)	Index at December 31, 2017	Annual interest	December 31, 2017	December 31, 2016	Maturity
Debentures
Non-convertible debentures	CDI + 2.05% p.a.	9.08%	152,573	154,284	Apr-18
	CDI + 1.30% p.a.	11.57%	—	300,183	Sep-17
	CDI + 3.50% p.a.	10.63%	1,359,125	2,347,271	Jun-23
	IPCA + 5.10%	8.04%	363,894	346,276	Sep-18
	IPCA + 5.57%	8.52%	197,923	183,189	Sep-20
	IPCA + 7.14%	10.09%	293,312	284,660	Dec-20
	IPCA + 7.48%	10.43%	263,701	255,929	Dec-22
	IPCA + 7.36%	10.30%	86,927	84,364	Dec-25
	IPCA + 5.87%	8.81%	726,827	660,029	Dec-23
	IPCA + 4.33%	7.27%	396,328	—	Oct-24
	108 % of CDI	7.46%	171,515	350,852	Jul-18
	Fixed	13.13%	163,750	163,862	Oct-20
	128 % of CDI	8.90%	499,576	—	Dec-25
	CDI + 0.90%	7.85%	87,467	133,465	Sep-19

			4,762,918	5,264,364
Total			21,688,946	18,338,497

Current			3,903,392	2.404.009

Non-current			17,785,554	15.934.488

(i)	The Company’s debts with national and international development agencies have bank guarantees. Guarantees are contracted with first-tier banks guaranteeing the total amount of debt.

Some financing agreements with the BNDES, destined to investments, are also guaranteed, according to each contract, by bank guarantee, with an average cost of 3% p.a. or by real guarantees (assets) and escrow account. On December 31, 2017, the balance of bank guarantees contracted was R$ 1,183,208 (R$ 3,197,176 as of December 31, 2016).

The Company used for calculating the average rates, on an annual basis, the annual average CDI of 6.89% and TJLP of 7.0%.

Non-current borrowings are scheduled to fall due as follows:

	December 31, 2017	December 31, 2016
13 to 24 months	2,087,933	2,910,978
25 to 36 months	2,188,717	2,438,100
37 to 48 months	1,334,529	2,282,419
49 to 60 months	1,051,146	1,372,229
61 to 72 months	1,762,197	1,097,584
73 to 84 months	4,914,452	1,629,307
85 to 96 months	429,244	199,967
Thereafter	4,017,336	4,003,904

	17,785,554	15,934,488

The carrying amounts of loans, borrowings and debentures are denominated in the following currencies:

	December 31, 2017	December 31, 2016
Reais (R$)	11,312,466	12,474,129
Dollar (US$) (i)	9,906,406	5,646,136
Pound (GBP)	470,074	218,232

	21,688,946	18,338,497

(i)	At December 31, 2017, all dated debts denominated in U.S. Dollars, in the subsidiaries, have currency risk protection through derivatives (Note 32).

Below are the movements that occurred for the year ended December 31, 2017.

At January 01, 2016	18,829,203

Raised	7,527,792
Payment	(8,652,290)
Interest, exchange rate and fair value	609,221
Other	24,571
At December 31, 2016	18,338,497

Raised	6,248,712
Payment	(5,441,667)
Interest, exchange rate and fair value	2,543,404

At December 31, 2017	21,688,946

BNDES

Refers to the financing of expansion of the gas distribution, logistic segment and are allocated to investments in property, plant and equipment and intangible assets. For these loans, the guarantees offered are:

•	Project V—direct operation with BNDES: bank guarantee from Banco Itaú BBA for 100% of the financing.

•	Project VI—direct operation with the BNDES: bank guarantee from the banks Bradesco (67.83%), Itaú (14.56%) and Safra (17.61%).

•	Project VII—direct operation with BNDES: bank guarantee from Santander (39.69%) and Safra (26.98%) banks and Sumitomo (33.33%).

EIB – European Investment Bank

Refers to loans denominated in U.S. Dollars, bearing interest at LIBOR, maturing in 2021 and secured by bank guarantees. The funds were used to expand and support the natural gas distribution network. Cross-currency interest rate swaps have been entered into to mitigate the Company’s exposure to interest rate and foreign exchange risks.

FINEP

In November 2012, a financing agreement was signed with FINEP—Financing of Studies and Projects in the amount of R$ 254,890, maturing through November 2020. These loans are guaranteed by bank guarantees. The resources should be and will be used in the development plan, production and commercialization of new industrial technologies for the processing of biomass derived from sugar cane or other sources.

In July 2017, Cosan Biomassa added a loan agreement with FINEP in which it extended the grace period for payment of the principal in the updated amount of R $ 93,591 for a term of 30 months as of August 15, 2017 to February 15, 2020.

Working Capital

On January 12, 2017 and March 17,2017, Cosan Biomassa obtained two loans with Caixa Econômica Federal in the amount of R$ 10,000 each one with interest of CDI + 0.33% per month and with a maturity of one year.

On May 25, 2017 and July 17, 2017, Cosan Biomassa obtained two loans with Santander, one in the amount of R$ 20,000 and the other in the amount of R$ 10,000, respectively, with interest post fixed of 120.00% of CDI and a maturity of one year.

On July 17, 2017, Cosan Biomassa obtained a loan from Banco ABC in the amount of R$ 20,000 with a fixed interest rate of 120.75% of the CDI and a one-year term.

Prepayment

In April, 2017, Cosan Biomassa, added a prepayment agreement with the Citibank for extend the maturity by one year. The agreement amount is U.S.$ 3,000 thousand.

Foreign currency loans

On December 21, 2017, Cosan Lubes Investments, a wholly-owned subsidiary of the Company, entered into a loan agreement with Citibank, which extended the maturity date and, in addition, took GBP 25,000 thousand. The current contract is GBP 70,000 thousand.

On August 4, 2017 and October 30, 2017, Comma Oil, a wholly-owned subsidiary of Cosan Lubes Investments, took out loans in the total of GBP 20,000 thousands and GBP 15,000 thousands respectively from Bank of America Merrill Lynch, maturities on July 26, 2019 and October 30, 2019 at interest on Libor + 1.50% per annum.

FRN—Floating-Rate Note

Refers to loans with variable interest rates related to a reference point, such as the rate of US Treasury Bonds, LIBOR, Fed Funds or the basic interest rate. They are issued primarily by financial institutions and governments and usually have from two to five years to maturity.

Export credit note—NCE

Export credit notes were settled upon receipt of evidence that the relevant goods were actually delivered.

The export credit notes in aggregate an amount of U.S.$ 126,669 thousand, which included exchange variation of the U.S. Dollar and were subjected to an annual fixed interest of rate 3.40%. The maturity date was in July 2016.

On December 27, 2017, our subsidiary Rumo Malha Norte issued an export credit note in the amount of R$ 650,000, maturing on December 26, 2023.

Perpetual Notes

On November 5, 2010 and July 13, 2011 Cosan Overseas Limited issued U.S.$ 500,000 thousand of perpetual notes in the international capital market under “Regulation S,” bearing annual interest of 8.25%, payable quarterly. Cross-currency interest rate swaps have been entered into to mitigate the Company’s exposure to interest rate and foreign exchange risks.

Resolution 4,131

Refers to funds raised abroad with several financial institutions, maturing by 2020, aiming to finance the Company’s cash flow and controlled. To mitigate the risk of exchange and interest rate derivative instruments were contracted.

Senior Notes Due 2018

On March 19, 2013, the Company issued Senior Notes in the international capital market under “Regulation S” and “Rule 144A” in the amount of R$ 850,000, bearing annual interest of 9.5%, payable semiannually in September and March of each year.

Senior Notes Due 2023

On March 14, 2013, the Company issued Senior Notes in the international capital market under “Regulation S” and “Rule 144A” in the amount of U.S.$ 500,000 thousand, bearing annual interest of 5%, payable semiannually in September and March of each year.

Senior Notes Due 2024

On September 20, 2017, the Company issued in the international capital markets, Senior Notes Due 2024 (“2024 Notes”) in the total amount of U.S.$ 500,000 thousand maturing on September 2024 with a coupon of 5.95% p.a., paid semiannually.

On February 9, 2017, the indirect subsidiary, “Rumo S.A.,” issued in the international capital market, Senior Notes Due 2024 (“2024 Notes”) in the total amount of U.S.$ 750,000 thousand maturing on February 2024 with coupon of 7.38% p.a., paid semiannually. This debt is protected by exchange and interest rate swaps.

Senior Notes Due 2027

On June 20, 2016, it issued Senior Notes in the international market under “Regulation S” and “Rule 144A” in the amount of U.S.$ 500,000 thousand, which bears interest at 7% p.a.. The funds were used for partial repayment of Senior Notes due 2018 and Senior Note due 2023

On July 18, 2016, Cosan Luxembourg S.A. (“Cosan Lux”) issued an additional U.S.$ 150,000 thousand principal amount of its 7% Senior Notes due 2027. The Bonds are additional securities issued pursuant to the provisions of the indenture, dated as of June 20, 2016, among the Issuer, Cosan S.A. and Deutsche Bank Trust Company Americas, as Trustee (the “Trustee”),

Debentures

On June 30, 2016, the indirect subsidiary Rumo Malha Norte made a ninth issue of simple, non-convertible, unsecured debentures in a single series, in the amount of R$ 2,433,269, maturing in June 2023. The debentures have guaranteed fiduciary guarantees provided by Rumo S.A..

On December 5, 2017, the indirect subsidiary Rumo Malha Norte made a tenth issue of simple, non-convertible, unsecured debentures in a single series, in the amount of R$ 500,000, maturing on December 5, 2023. The debentures have guaranteed fiduciary guarantees provided by Rumo S.A..

i.	Third Issue

Interest on the first series will be paid semi-annually in the months of March and September until the end of the operation. Interest on the second and third series will be paid annually in the month of September until the end of the transaction.

The principal and monetary restatement of the first series will be amortized over the following years: fourth year (33.33%), fifth year (33.33%) and sixth year (33.34%). The value of the principal and monetary restatement of the second series will be fully amortized at the end of the operation that will occur on September 15, 2018.

The value of the principal and monetary restatement of the third series will be amortized in two annual installments in the sixth (50%) and seventh (50%) years, therefore the first payment will be due on September 15, 2019 and the last payment will be due on September 15, 2020.

On December 31, 2017, the percentages for the fair value traded on the secondary market for the first series were 100.69% of the unit price (UP) of the curve, 101.01% for the second series and 101. 96% for the third series.

ii.	Fourth Issue

Interest on the first, second and third series will be paid annually in December until the end of the operation.

The principal and monetary restatement of the first series will be fully amortized at the end of the operation that will occur on December 15, 2020.

The value of the principal and monetary restatement of the second series will be amortized in two annual installments in the sixth (50%) and seventh (50%) years, therefore the first payment will be due on December 15, 2021 and the last payment will be due on December 15, 2022.

The value of the principal and monetary restatement of the third series will be amortized over the following years: eighth year (33.33%), ninth year (33.335%) and tenth year (33.335%).

As of December 31, 2017, the percentages for fair value traded on the secondary market for the first series were 101.95% of the unit price (UP) of the curve, 109.28% for the second series and 112.47% for the third series.

iii.	Fifth Issue

The interest on the single series will be paid annually in December until the end of the operation.

The value of the principal and monetary restatement of the single series will be fully amortized at the end of the operation that will occur on December 15, 2023.

At December 31, 2017, the percentage of fair value traded on the secondary market was 104.61% of the unit price (UP) of the curve.

iv.	Sixth Issue

Interest on the single series will be paid annually in the month of October until the end of the operation.

The value of the principal and monetary restatement of the single series will be fully amortized at the end of the operation that will occur on October 15, 2024.

Available credit line

As of December 31, 2017, the subsidiary Cosan Logística had available credit lines from BNDES, which were not used, in the total amount of R$ 94,220 (R$ 541,639 on December 31, 2016).

As of December 31, 2017, the subsidiary Cosan S.A. had available credit lines from three different Brazilian financial institutions, which were not used, in the total amount of R$ 501,000.

Financial Covenants

➢	“Cosan S.A” and its subsidiaries

The Company and its subsidiaries are subject to certain restrictive clauses in most of the loan and financing agreements, based on certain financial and non-financial indicators.

Below are the financial covenants of debts and debentures open:

Debt	Financial Covenant
Resolution 4131	Net debt / EBITDA not exceeding 3.75x
Short-term loans and total loans can not be greater than or equal to 0.55x
Senior Notes 2023	Net debt / EBITDA not higher than or equal to 3.5x
Senior Notes 2018
Senior Notes 2027
Senior Notes 2024
Debentures 3rd issue	Onerous net debt / EBITDA not higher than or equal to 4x Short-term Loan and total loan may not be greater than or equal to 0.6x
Debentures 4th issue
Debentures 5th issue	Onerous net debt / EBITDA not higher than or equal to 4x
Debentures 6th issue

➢	“Cosan Logística” and its subsidiaries

Cosan Logística and its subsidiaries are subject to certain restrictive contractual clauses involving financial and non-financial indicators. The most restrictive financial indicators consist of: (i) net comprehensive debt (bank debt, debentures, commercial leases, real estate receivables and derivative instruments linked to credit operations, net of marketable securities, cash and cash equivalents ) / EBITDA (earnings before interest, taxes, depreciation and amortization); (ii) EBITDA / consolidated financial result (only interest on debentures, loans / financing, lease, real states credits certificates and derivative operations are considered). The calculation for the above covenants is annual at the date of the financial statements, using Cosan Logística’s consolidated results.

The agreed ratio, as of December 31, 2017, is up to 4.3x comprehensive net debt / EBITDA, and the minimum coverage ratio of 1.4 x EBITDA / financial result, a limit that was being serviced by the Company on December 31, 2017. The limit reduces annually until reaching 3.0x and 2.0x respectively by 2021.

As of December 31, 2017, the subsidiary Cosan Logística did not have loans with the BNDES, subject to covenants. These covenants have been replaced by bank guarantees.

As at December 31, 2017, the Company and its subsidiaries were in compliance with all debt financial covenants.